Long-term Debt (Tables)	12 Months Ended
Sep. 30, 2023
Long-term Debt
Schedule of lease liabilities

		Real
	Vehicles	estate	Total
Balance, September 30, 2021	$2,414	$5,351	$7,765
Additions during the period:
Acquisitions	571	3,655	4,226
Operations	347	2,063	2,410
Lease terminations	—	(80)	(80)
Repayments	(1,339)	(2,483)	(3,822)
Balance, September 30, 2022	$1,993	$8,506	$10,499
Additions during the period:
Acquisitions	583	3,361	3,944
Operations	1,159	7,938	9,097
Lease terminations	—	(13)	(13)
Repayments	(821)	(3,556)	(4,377)
Balance, September 30, 2023	$2,914	$16,236	$19,150

Schedule of future payments of lease liabilities

	As at	As at
	September 30, 2023	September 30, 2022
Less than 1 year	$6,422	$3,979
Between 1 and 5 years	15,280	7,443
More than five years	760	1,108
Gross lease payments	22,462	12,530
Less amounts relating to interest	(3,312)	(2,031)
Net lease liabilities	$19,150	$10,499

Senior credit facility
Long-term Debt
Schedule of borrowings

	As of	As of
	September 30, 2023	September 30, 2022
Delayed-draw term loan	$61,600	$—
Term loan	4,750	5,000
Revolving credit facility	—	7,000
Total principal	66,350	12,000
Deferred financing costs	(1,884)	(1,765)
Net carrying value	$64,466	$10,235

Current portion	3,352	6,857
Long-term portion	61,114	3,378
Net carrying value	$64,466	$10,235

Convertible unsecured debentures
Long-term Debt
Schedule of borrowings

Year Ended
September 30, 2022
Beginning Balance	$11,784
Conversion to common shares	(10,683)
Change in fair value	(1,150)
Change in foreign exchange rate	49
Ending Balance	$—

Equipment loans
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2023	September 30, 2022
Beginning Balance	$5,707	7,384
Additions:
Acquisitions	5,322	1,161
Operations	23,615	9,062
Repayments	(20,297)	(11,900)
Ending Balance	14,347	5,707
Current portion, less than 1 year	14,114	5,473
Long-term portion, due between 1 and 5 years	$233	$234

SBA loan
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2023	September 30, 2022
Beginning Balance	$120	$121
Loss on extinguishment of debt	30	—
Repayments	(150)	(1)
Ending Balance	$—	$120